Business Acquisition and Goodwill (Details) - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities (Parentheticals)	Dec. 31, 2022 USD ($)
Business Acquisition and Goodwill (Details) - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities (Parentheticals) [Line Items]
Costs to sell	$ 520,000
Business acquisition and goodwill [Member] | Baijiayun Group Ltd [Member]
Business Acquisition and Goodwill (Details) - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities (Parentheticals) [Line Items]
Fair value of Fuwei shareholders interest	3.21%